COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments under Non-Cancelable Operating Leases
As of December 31, 2018, the Company had future minimum lease payments under non-cancellable operating leases with initial terms in excess of one year as follows:

US$

2019	4,368
2020	2,198
2021	181
2022	18
2023 and thereafter	37

6,802